Fair value measurements	12 Months Ended
Mar. 31, 2012
Fair value measurements

26. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the assets or liabilities

Level 3:	Unobservable inputs for assets or liabilities

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012:

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥485,119	¥223,385	¥—	¥708,504
Time deposits	—	50,000	—	50,000
Marketable securities and other securities investments
Government bonds	3,596,625	5,287	—	3,601,912
Common stocks	1,034,319	—	—	1,034,319
Other	40,711	454,549	1,684	496,944
Derivative financial instruments	—	289,931	7,565	297,496

Total	¥5,156,774	¥1,023,152	¥9,249	¥6,189,175

Liabilities
Derivative financial instruments	¥—	¥(180,347)	¥(2,826)	¥(183,173)

Total	¥—	¥(180,347)	¥(2,826)	¥(183,173)

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$5,902	$2,718	$—	$8,620
Time deposits	—	609	—	609
Marketable securities and other securities investments
Government bonds	43,760	64	—	43,824
Common stocks	12,584	—	—	12,584
Other	496	5,530	21	6,047
Derivative financial instruments	—	3,527	92	3,619

Total	$62,742	$12,448	$113	$75,303

Liabilities
Derivative financial instruments	$—	$(2,194)	$(35)	$(2,229)

Total	$—	$(2,194)	$(35)	$(2,229)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumption:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Cash equivalents classified in Level 2 include primarily negotiable certificate of deposit with original maturities of three months or less. These are measured at fair value using observable interest rates in the market. Time deposits include negotiable certificate of deposit with original maturities over three months. These are measured at fair value using observable interest rates in the market.

Marketable securities and other securities investments -

Marketable securities and other securities investments include government bonds, common stocks and other investments. Government bonds include 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011, and 60% of Japanese government bonds, and 40% of U.S., European and other government bonds as of March 31, 2012. Listed stocks on the Japanese stock markets represent 86% and 83% of common stocks as of March 31, 2011 and 2012, respectively. Toyota uses quoted market prices for identical assets to measure fair value of these securities. “Other” includes primarily commercial paper. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. These assets are classified in Level 2. During the year ended March 31, 2012, certain government bonds were transferred from in Level 1 to Level 2 due to the lack of quoted prices for identical assets traded in an active market.

Derivative financial instruments -

See note 20 to the consolidated financial statements about derivative financial instruments. Toyota estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified in Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified in Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and our own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥—	¥6,794	¥6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	¥1,684	¥4,739	¥6,423

	U.S. dollars in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$—	$83	$83
Total gains (losses)
Included in earnings	—	78	78
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(47)	(47)
Other	21	(57)	(36)

Balance at end of year	$21	$57	$78

“Included in earnings” in marketable securities and other securities investments and derivative financial instruments are included in “Other income (loss), net” and “Cost of financing operations” in the accompanying consolidated statements of income, respectively.

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. The other amount primarily includes the impact of currency translation adjustments for the year ended March 31, 2010 and includes consolidated retained interests in securitized financial receivables of ¥(13,165) million, certain derivative financial instruments transferred into Level 2 due to be measured at observable inputs of ¥(21,413) million and the impact of currency translation adjustments for the year ended March 31, 2011, and includes the impacts of level transfers and currency translation adjustments for the year ended March 31, 2012.

As of March 31, 2012, the Level 3 assets and liabilities measured at fair value on a recurring basis are not significant.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2011 and 2012, Toyota measured certain finance receivables at fair value of ¥32,338 million and ¥32,056 million ($390 million) based on the collateral value, resulting in gains of ¥2,083 million and ¥1,736 million ($21 million). This fair value measurement on a nonrecurring basis is classified in Level 3. See note 21 to the consolidated financial statements for the fair value measurement. These Level 3 financial assets are not significant.